CAPITAL - Share Repurchase (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2007	Dec. 31, 2001	Dec. 31, 2000	Oct. 23, 2012
Capital [Abstract]
Stock Repurchase Program, Number of Shares Authorized to be Repurchased						5,000,000
Number of shares expected to be repurchased	1,000,000
Treasury Stock, Shares, Acquired		460,500	1,612,285	276,000	650,110
Stock Repurchase Program, Remaining Number of Shares Authorized to be Repurchased	4,539,500	4,539,500